Labor and social obligations	12 Months Ended
Dec. 31, 2022
Labor and social obligations
Labor and social obligations

18    Labor and social obligations

	2022	2021
Bonuses (a)	38,206	30,789
Payroll and social charges (b)	16,836	96,343
Payroll accruals	25,638	24,225
Other labor	9,815	6,905
	90,495	158,262
Current	89,044	157,601
Non-current	1,451	661

(a)	Variable remuneration (bonuses)

The Company recorded bonuses related to variable remuneration of employees and management in cost of sales, selling and administrative expenses in the amount of R$31,402, R$24,184 and R$18,989 for the years ended December 31, 2022, 2021, and 2020, respectively.

(b)	Share-based compensation plan

Geekie Plan

Geekie has its own stock option plan that is granted to employees elected by Management and duly approved by the Board of Directors.

The first stock option plan was approved on December 19, 2017, with share-based compensation features to be settled in cash and not in equity. On November 27, 2020, the entity reassessed the fair value of the vested shares in the closing period and updated the liability against share-based compensation plan expenses, reducing the net assets acquired of the Geekie’s opening balance.

On December 1, 2020, after Geekie’s acquisition by Arco, Geekie approved, new conditions for granting stock options in the total amount of 31,763 shares. The stock options are exercisable from the date of approval of the new grant agreement, with the vesting period on that date being considered fulfilled.

The new stock options plan was classified as cash settled since all Geekie’s employees have signed a mandatory contract to sell all the options to Arco at exercise date at the same price to be paid to non-controlling selling shareholders and liability is measured at fair value at the end of each reporting period until its effective settlement.

The exercise price of the options granted to all beneficiaries is R$82.91 as determined in the grant agreements. The beneficiaries had the maximum period for exercising the options up to March 31, 2022, under penalty of forfeiture.

On June 1, 2022, the Company settled the stock option plan in the amount of R$ 75,578 in cash as described in Note 1.2. c).

Restricted stock units

In 2019, the Company implemented a new share-based payment program with restricted stock units (“RSU”) of the holding company Arco Platform Limited for employees of the Company’s subsidiaries and the independent members of the Board of Directors, which will be available for sale by the beneficiaries annually, on their anniversary dates, except for the independent members of the Board of Directors, whose shares are restricted for sale for one year after vesting.

The participant’s right to effectively receive ownership of the restricted shares will be conditioned on the participant’s continuance and performance as an employee, director, or director of any company in the business group from the grant date until vesting, that is defined in each contract. The final vesting date of those contracts is demonstrated below. If a participant leaves the Company or does not achieve the proposed performance goal, the participant will be entitled to receive his or her vested shares and a pro rata amount of the granted and unvested shares, by reference to the vesting period in which the termination occurred and based on the number of days the participant was employed by the Company. The total amount due will be calculated based on the proposed goal multiplied by a rate between 80% and 120%. After the vesting period, the restricted shares have the same rights and privileges as any shareholder bearer of Class A Common shares.

The following table reflects the movements of outstanding shares from the grant date until December 31, 2022:

	Number of
	restricted
	stock units
	2022	2021
Outstanding at beginning of the year	142,184	161,231
Granted (a)	778,705	251,555
Vested (b)	(179,860)	(177,331)
Restricted stocks units delivered	(207,804)	(92,561)
Effectively forfeited	(77,208)	(710)
Estimated forfeited	(32,101)	—
Outstanding at end of the year	423,916	142,184
(a)	These shares granted are adjusted accordingly to a performance program, which can increase or reduce the number of shares that will be transferred after the vesting period.
(b)

Refers to the total number of shares whose vesting period was fulfilled as defined in the contract (anniversary date), but not yet transferred to the beneficiaries on December 31, 2022. Restricted shares will be transferred to the participant only after the vesting period has been completed or in the event of contractual termination.

The total compensation expense for the year ended December 31, 2022, including taxes and social charges, was R$ 58,603, (R$ 35,846 of principal and R$ 22,757 of taxes and contributions) net of estimated forfeitures (December 31, 2021: R$51,231, R$33,160 of principal and R$18,071 of taxes and contributions). These awards are classified as equity settled.

The vesting period is according to the following schedule:

Final vesting	Quantity of	Total shares
date	stocks	outstanding
28/09/2019	197,951	—
30/06/2020	3,086	—
28/09/2020	215,709	—
31/03/2021	14,713	—
30/06/2021	3,181	—
28/09/2021	216,709	—
30/09/2021	1,967	—
31/12/2021	92,915	—
31/03/2022	32,775	—
30/06/2022	8,779	—
28/09/2022	18,758	—
30/09/2022	124,069	—
31/12/2022	190,998	—
31/03/2023	39,179	20,552
28/09/2023	1,000	—
30/09/2023	146,549	130,246
31/03/2024	43,879	13,324
30/09/2024	142,409	126,424
31/03/2025	22,500	1,297
30/09/2025	134,482	119,287
30/09/2026	14,200	12,786
Total	1,665,808	423,916

Matching program

On February 26, 2021, the Company’s Restricted Shares Plan Advisory Committee approved the Company’s first Matching Program, pursuant to which the Company will match the number of Class A shares (at no additional cost to the participant) that were acquired by the participant at fair market value (“investment shares”), using the amounts received by the participant as a short term incentive and designated by the Company’s board of directors to be used as an investment in investment shares, provided certain vesting conditions are satisfied.

Under the matching shares program, participants are required to (i) be employed or providing services to the Company through each vesting date, as set forth in the applicable award agreement and (ii) hold the investment shares through each vesting date. The vesting period may not exceed five years. In addition, upon each vesting date, a portion of the investment shares will become free of restrictions and the participant will be allowed to freely sell such shares.

All Class A shares, including the investment shares acquired by the participants of the Matching Program, vest over four years, on March 31 of each year.

In 2021, the Company transferred 9,841 investment shares under the Matching Program with an average price of R$ 192.2.

As of December 31, 2022, the Company granted 185,000 new investment shares under the Matching Program, with 178,911 investment shares already vested on December 31, 2022.